BORROWINGS (Details 3) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2011 MTS Finance Notes due 2012	Dec. 31, 2010 MTS Finance Notes due 2012	Dec. 31, 2011 MTS International Notes due 2020	Dec. 31, 2010 MTS International Notes due 2020	Dec. 31, 2011 MTS Finance Notes due 2012 and MTS International Notes due 2020 D	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2011 Available credit facilities, Calyon, ING Bank N.V. and Nordea Bank AB maturing in 2019/2020	Dec. 31, 2011 Available credit facilities, Credit Agricole (Finnvera) maturing in 2019	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2014	Dec. 31, 2011 Available credit facilities, ING Bank Eurasia maturing in 2012	Dec. 31, 2011 Available credit facilities, Gazprombank maturing in 2013	Dec. 31, 2011 Notes	Dec. 31, 2011 Loans	Nov. 11, 2010 Tarino Limited
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications	$ 10,000,000		$ 10,000,000		$ 15,000,000
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications	60						60
Percentage of the principal amount at which the notes are redeemable due to a change of control							101.00%
Remaining percentage of interest acquired in Tarino shares in Option Shares																	49.00%
Payment for option shares																	170,000,000
Damages																	5,880,000
Interest and other costs																	34,000,000
Available credit facilities
Interest rate (as a percent)			8.00%	8.00%	8.625%	8.625%		8.50%
Interest rate, description										LIBOR	EURIBOR	MosPrime3month	MosPrime/LIBOR/EURIBOR	MosPrime
Interest rate added to base rate (as a percent)										1.15%	1.65%	1.325%	1.25%	1.425%
Commitment fees (as a percent)										0.40%	0.825%	0.10%
Available credit facilities, total	1,321,342,000									468,710,000	388,290,000	310,597,000	77,649,000	76,096,000
Payments due in the year ended December 31,
2012															865,880,000	283,025,000
2013														78,700,000	311,817,000	785,015,000
2014														314,700,000	422,988,000	512,403,000
2015														78,700,000	700,600,000	1,266,546,000
2016																1,184,419,000
Thereafter															1,060,597,000	1,309,598,000
Total notes	3,361,882,000	3,322,852,000	400,000,000	400,000,000	750,000,000	750,000,000								472,100,000
Total bank loans	$ 5,341,006,000	$ 3,818,005,000						$ 3,105,967,000	$ 1,968,704,000